Subsequent events (Details) - Subsequent event - Special cash dividend	1 Months Ended
	Jan. 16, 2025 USD ($) $ / shares	Jan. 16, 2025 CNY (¥)
Subsequent events
Dividends payable, date declared	Jan. 16, 2025	Jan. 16, 2025
Dividends declared per share	$ 9.94
Dividends payable, date of record	Feb. 10, 2025	Feb. 10, 2025
Aggregate amount of cash distributed for the dividends	$ 299,977,858	¥ 2,150,781,246
ADS
Subsequent events
Dividends declared per share	$ 9.94